Global Equity Trust Expense Example - Global Equity Trust	Dec. 31, 2025 USD ($)
Series I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	519
Expense Example, with Redemption, 10 Years	1,154
Series II
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	627
Expense Example, with Redemption, 10 Years	1,385
NAV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	$ 1,095